UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-02715

Exact name of registrant as specified in charter:	Delaware Group® State Tax-Free Income Trust

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	February 28

Date of reporting period:	August 31, 2009

Item 1. Reports to Stockholders

Semiannual report Delaware Tax-Free Pennsylvania Fund August 31, 2009 Fixed income mutual fund

This semiannual report is for the information of Delaware Tax-Free Pennsylvania Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Tax-Free Pennsylvania Fund.

The figures in the semiannual report for Delaware Tax-Free Pennsylvania Fund represent past results, which are not a guarantee of future results. The return and principal value of an investment in the investment company will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.

You should consider the investment objectives, risks, charges, and expenses of the investment company carefully before investing. The Delaware Tax-Free Pennsylvania Fund prospectus contains this and other important information about the investment company. Prospectuses for all open-end funds in the Delaware Investments® Family of Funds are available from your financial advisor, online at www.delawareinvestments.com, or by phone at 800 523-1918. Please read the prospectus carefully before you invest or send money.

You can obtain shareholder reports and prospectuses online instead of in the mail. Visit www.delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Tax-Free Pennsylvania Fund at www.delawareinvestments.com.

Manage your investments online
24-hour access to your account information Obtain share prices Check your account balance and recent transactions Request statements or literature Make purchases and redemptions

Contact information

Investment manager
Delaware Management Company, a series of Delaware Management Business Trust

National distributor
Delaware Distributors, L.P.

Financial intermediary wholesaler
Lincoln Financial Distributors, L.P.

Shareholder servicing, dividend disbursing, and transfer agent
Delaware Service Company, Inc.

Mailing address
2005 Market Street
Philadelphia, PA 19103-7094

Shareholder assistance by phone
800 523-1918, weekdays from 8 a.m. to 7 p.m. Eastern time

For securities dealers and financial institutions representatives only
800 362-7500

Table of contents
Disclosure of Fund expenses	1
Sector allocation and credit quality breakdown	3
Statement of net assets	4
Statement of operations	14
Statements of changes in net assets	16
Financial highlights	18
Notes to financial statements	24
Other Fund information	33
About the organization	36

Views expressed herein are current as of August 31, 2009 and are subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries. Lincoln Financial Group is the marketing name for Lincoln National Corporation and its affiliates.

© 2009 Delaware Distributors, L.P.

All third-party trademarks cited are the property of their respective owners.

Disclosure of Fund expenses
For the period March 1, 2009 to August 31, 2009

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2009 to August 31, 2009.

Actual expenses

The first section of the table shown, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

Disclosure of Fund expenses

Delaware Tax-Free Pennsylvania Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	3/1/09	8/31/09	Expense Ratio	3/1/09 to 8/31/09*
Actual Fund return
Class A	$1,000.00	$1,076.40	0.92%	$4.81
Class B	1,000.00	1,072.30	1.68%	8.78
Class C	1,000.00	1,070.80	1.68%	8.77
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.57	0.92%	$4.69
Class B	1,000.00	1,016.74	1.68%	8.54
Class C	1,000.00	1,016.74	1.68%	8.54

*“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Sector allocation and credit quality breakdown
Delaware Tax-Free Pennsylvania Fund	As of August 31, 2009

Sector designations may be different than the sector designations presented in other Fund materials.

Sector	Percentage of net assets
Municipal Bonds	98.27%
Corporate Revenue Bonds	12.27%
Education Revenue Bonds	17.05%
Electric Revenue Bonds	2.48%
Escrowed to Maturity Bonds	6.76%
Health Care Revenue Bonds	25.65%
Housing Revenue Bonds	3.17%
Lease Revenue Bonds	7.41%
Local General Obligation Bonds	0.80%
Pre-Refunded Bonds	4.33%
Special Tax Revenue Bonds	3.34%
State General Obligation Bonds	1.70%
Transportation Revenue Bonds	10.39%
Water & Sewer Revenue Bonds	2.92%
Total Value of Securities	98.27%
Receivables and Other Assets Net of Liabilities	1.73%
Total Net Assets	100.00%

Credit quality breakdown (as a % of fixed income investments)*
AAA	14.02%
AA	23.31%
A	28.50%
BBB	28.14%
BB	0.43%
Not Rated	5.60%
Total	100.00%

*Bond ratings are determined by independent, nationally recognized statistical rating organizations.

Statement of net assets
Delaware Tax-Free Pennsylvania Fund	August 31, 2009 (Unaudited)

	Principal amount	Value
Municipal Bonds – 98.27%
Corporate Revenue Bonds – 12.27%
Allegheny County Industrial Development Authority
Environmental Improvement Revenue Refunding
(USX 2nd Project) 5.50% 12/1/29	$13,000,000	$12,477,790
Beaver County Industrial Development Authority
Pollution Control Revenue Refunding
(Atlantic Richfield Project) 5.95% 7/1/21	5,100,000	5,104,692
•(Firstenergy General Corp.) Series C 7.125% 6/1/28 (AMT)	7,500,000	7,791,150
Bucks County Industrial Development Authority
Environmental Improvement Revenue Refunding
(USX Project) 5.40% 11/1/17	2,250,000	2,315,025
Carbon County Industrial Development Authority Resource
Recovery Revenue Refunding (Panther Creek Partners
Project) 6.65% 5/1/10 (AMT)	2,070,000	2,079,439
Dauphin County Industrial Development Authority Water
Revenue Refunding (Dauphin Consolidated Water Supply
Project) Series B 6.70% 6/1/17	1,750,000	1,936,078
Delaware County Industrial Development Authority Water
Facilities Revenue (Philadelphia Suburban Water Project)
6.00% 6/1/29 (NATL-RE) (FGIC) (AMT)	3,000,000	3,013,410
Indiana County Industrial Development Authority Pollution
Control Revenue Refunding (PSE&G Power Project)
5.85% 6/1/27 (AMT)	3,000,000	2,847,420
Pennsylvania Economic Development Financing
Authority Exempt Facilities Revenue
(Allegheny Energy Supply) 7.00% 7/15/39	6,500,000	6,728,605
•(Exelon Generation Project) Series A 5.00% 12/1/42	2,000,000	2,047,280
Pennsylvania Economic Development Financing Authority
Solid Waste Disposal Revenue (Proctor & Gamble Paper
Project) 5.375% 3/1/31 (AMT)	11,000,000	10,855,130
Pennsylvania Economic Development Financing Authority
Water Facility Revenue
(Aqua Pennsylvania) Series A 5.00% 10/1/39	2,500,000	2,521,575
(Pennsylvania-American Water Project) 6.20% 4/1/39	2,850,000	3,007,776
		62,725,370
Education Revenue Bonds – 17.05%
Allegheny County Higher Education Building Authority
Revenue (Carnegie Mellon University Project)
5.25% 3/1/32	1,900,000	1,919,019

	Principal amount	Value
Municipal Bonds (continued)
Education Revenue Bonds (continued)
(Chatham College Project)
Series A 5.85% 3/1/22	$590,000	$596,130
Series A 5.95% 3/1/32	1,000,000	993,870
Series B 5.75% 11/15/35	4,000,000	3,822,640
Delaware County Authority College Revenue Refunding
(Eastern College Project) Series B
5.50% 10/1/19	4,175,000	3,867,971
5.50% 10/1/24	2,850,000	2,447,124
(Haverford College Project) 5.75% 11/15/29	1,875,000	1,935,713
Erie Higher Education Building Authority College Revenue
Refunding (Mercyhurst College Project) Series B
5.00% 3/15/23	750,000	703,605
Lehigh County General Purpose Authority Revenue
(Desales University Project) 5.125% 12/15/23 (RADIAN)	5,000,000	4,782,299
(Mulenberg College Project)
5.00% 2/1/29	740,000	755,015
5.25% 2/1/34	1,000,000	1,027,470
5.25% 2/1/39	2,750,000	2,796,063
Lycoming County Authority College Revenue
(Pennsylvania College of Technology Project)
5.375% 7/1/30 (AMBAC)	5,000,000	4,710,000
Northampton County General Purpose Authority Revenue
(Higher Education-Lehigh University) 5.00% 11/15/39	6,000,000	6,105,779
Pennsylvania Economic Development Financing Authority
School Revenue (Germantown Friends School Project)
5.35% 8/15/31	2,820,000	2,839,148
Pennsylvania Higher Educational Facilities Authority
College & University Revenue
(Drexel University Project) Series A
5.20% 5/1/29	1,500,000	1,487,130
5.20% 5/1/32	1,000,000	1,003,690
(Edinboro University Student Housing)
5.875% 7/1/38	3,500,000	3,074,855
6.00% 7/1/42	1,400,000	1,237,740
(Lafayette College Project) 6.00% 5/1/30	2,500,000	2,535,875
(Philadelphia University Project) 5.00% 6/1/35	1,665,000	1,396,386
(Thomas Jefferson University Project)
Series B 4.125% 9/1/26 (AMBAC)	1,000,000	893,180
Un-Refunded Balance 5.00% 1/1/29	1,610,000	1,616,263

Statement of net assets
Delaware Tax-Free Pennsylvania Fund

	Principal amount	Value
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Pennsylvania Higher Educational Facilities Authority
College & University Revenue (continued)
(University of Pennsylvania)
Series A 5.00% 9/1/19	$4,120,000	$4,774,461
Series B 5.00% 9/1/26	1,450,000	1,586,068
Series B 5.00% 9/1/27	1,550,000	1,683,378
Series B 5.00% 9/1/30	1,000,000	1,063,940
Series B 5.00% 9/1/31	250,000	264,103
Series B 5.00% 9/1/32	1,000,000	1,051,430
(Ursinus College) 5.125% 1/1/33 (RADIAN)	2,000,000	1,821,260
(Widener University) 5.00% 7/15/39	3,000,000	2,574,240
Philadelphia Authority for Industrial Development Revenue
(First Philadelphia Charter) Series A 5.75% 8/15/32	4,000,000	3,069,200
Philadelphia Redevelopment Authority Revenue
(Beech Student Housing Complex Project) Series A
5.50% 7/1/35 (ACA)	1,500,000	935,955
5.625% 7/1/28 (ACA)	1,000,000	678,350
Swarthmore Borough Authority College Revenue
(Swarthmore College Project) 5.00% 9/15/31	15,000,000	15,170,549
		87,219,899
Electric Revenue Bonds – 2.48%
^ Philadelphia Gas Works Revenue
(Capital Appreciation) Series 11-C
6.884% 1/1/12 (AMBAC)	2,500,000	2,279,700
Refunding (8th-1998 General Ordinance) Series A
5.00% 8/1/15	2,640,000	2,677,250
5.00% 8/1/16	3,000,000	3,022,560
Puerto Rico Electric Power Authority Revenue Series WW
5.00% 7/1/28	4,800,000	4,713,504
		12,693,014
Escrowed to Maturity Bonds – 6.76%
Delaware County Authority Health Facilities Revenue
(Mercy Health Project) 6.00% 12/15/26	3,500,000	3,828,335
Pennsylvania Higher Educational Facilities Authority College
& University Revenue (University of the Arts Project)
5.20% 3/15/25 (RADIAN)	4,490,000	4,613,520

	Principal amount	Value
Municipal Bonds (continued)
Escrowed to Maturity Bonds (continued)
Philadelphia Hospitals & Higher Education Facilities
Authority Revenue (Presbyterian Medical Center Project)
6.65% 12/1/19	$13,000,000	$16,239,277
Pittsburgh Urban Development Water & Sewer Authority
Revenue (Crossover Refunding Projects)
7.25% 9/1/14 (FGIC)	5,250,000	5,998,703
Southcentral General Authority Revenue
(Wellspan Health Obligated Project) 5.625% 5/15/26	3,610,000	3,891,111
		34,570,946
Health Care Revenue Bonds – 25.65%
Allegheny County Hospital Development Authority Revenue
(Ohio Valley General Hospital Project) Series A
5.125% 4/1/35	990,000	801,365
(University of Pittsburg Medical Center) Series A
5.00% 9/1/16	3,000,000	3,302,670
5.00% 9/1/17	4,500,000	4,909,410
5.50% 8/15/34	3,980,000	4,022,427
5.625% 8/15/39	5,000,000	5,081,750
Berks County Municipal Authority Revenue
(Health Care-Pooled Financing Project) 5.00% 3/1/28	11,750,000	11,693,835
(Reading Hospital & Medical Center Project) Series A-3
5.50% 11/1/31	10,000,000	10,241,700
Butler County Hospital Authority Revenue
(Butler Health System Project) 7.25% 7/1/39	8,000,000	8,580,160
Chester County Health & Educational Facilities Authority
Revenue (Jefferson Health Systems Project) Series B
5.375% 5/15/27	14,270,000	14,311,382
Cumberland County Municipal Authority Revenue
(Diakon Lutheran Ministries Project) 5.00% 1/1/36	2,500,000	2,021,875
Dauphin County General Authority Health System Revenue
(Pinnacle Health System Project)
Series A 6.00% 6/1/36	10,000,000	10,168,600
Geisinger Authority Health System Revenue Series A
5.25% 6/1/39	5,000,000	5,037,550
Lancaster County Hospital Authority Revenue
(Brethren Village Project) Series A 6.50% 7/1/40	3,000,000	2,766,840
(Health Center-Willow Valley Retirement Project)
5.875% 6/1/31	2,100,000	2,103,486

Statement of net assets
Delaware Tax-Free Pennsylvania Fund

	Principal amount	Value
Municipal Bonds (continued)
Health Care Revenue Bonds (continued)
Montgomery County Higher Education & Health Authority
Revenue (Abington Memorial Hospital) Series A
5.125% 6/1/32	$6,500,000	$5,835,570
Montgomery County Industrial Development Authority Revenue
(Acts Retirement Communities) Series A
4.50% 11/15/36	3,000,000	2,260,230
(Acts Retirement-Life Communities) Series A-1
6.25% 11/15/29	700,000	720,132
(Foulkeways at Gwynedd Project) Series A
5.00% 12/1/24	1,000,000	915,860
5.00% 12/1/30	1,500,000	1,292,025
Mount Lebanon Hospital Authority Revenue
(St. Clair Memorial Hospital Project)
Series A 5.625% 7/1/32	4,500,000	4,350,915
Pennsylvania Economic Development Financing Authority
Health System Revenue (Evalbert Einstein Healthcare)
Series A 6.25% 10/15/23	8,900,000	9,086,544
Pennsylvania Economic Development Financing Authority
Revenue (Dr. Gertrude A. Barber Center Project)
5.90% 12/1/30 (RADIAN)	2,250,000	2,054,408
Pennsylvania Higher Educational Facilities Authority
Revenue (UPMC Health Systems Project)
Series A 6.00% 1/15/31	10,000,000	10,234,500
Philadelphia Hospitals & Higher Education Facilities
Authority Revenue (Temple University Health System)
Series B 5.50% 7/1/30	5,000,000	4,131,400
St. Mary Hospital Authority Health System Revenue
(Catholic Health East) Series D 6.25% 11/15/34	5,000,000	5,251,750
		131,176,384
Housing Revenue Bonds – 3.17%
Allegheny County Residential Finance Authority
Single Family Mortgage Revenue
Refunding Series II-2 5.90% 11/1/32 (GNMA) (AMT)	650,000	654,303
Series KK-2 5.40% 5/1/26 (GNMA) (AMT)	2,540,000	2,555,773
Bucks County Industrial Development Authority
Multi-Family Housing Revenue Guaranteed
(New Hope Manor Project) Series A
5.40% 3/1/22 (AMT)	1,265,000	1,275,310
5.50% 3/1/41 (AMT)	5,340,000	5,308,334

	Principal amount	Value
Municipal Bonds (continued)
Housing Revenue Bonds (continued)
Pennsylvania Housing Finance Agency
Single Family Mortgage Revenue
Series 66A 5.65% 4/1/29 (AMT)	$415,000	$412,838
Series 94-A 5.15% 10/1/37 (AMT)	4,500,000	4,275,810
Philadelphia Industrial Development Authority Revenue
(Germantown Senior Living Presbyterian Homes Project)
Series A 5.625% 7/1/35	2,295,000	1,704,175
		16,186,543
Lease Revenue Bonds – 7.41%
Allegheny County Industrial Development Authority Lease
Revenue (Residential Resource Project)
5.10% 9/1/26	1,370,000	1,196,079
5.125% 9/1/31	1,375,000	1,142,735
Pennsylvania Commonwealth Financing Authority Revenue
Series B 5.00% 6/1/31 (ASSURED GTY)	10,000,000	10,208,200
Pennsylvania Industrial Development Authority Revenue
Refunding (Economic Development) 5.50% 7/1/23	5,000,000	5,406,250
Philadelphia Municipal Authority Revenue (Lease)
6.50% 4/1/39	4,000,000	4,073,880
Puerto Rico Public Buildings Authority Revenue
Guaranteed (Government Facilities)
•Refunding Series M-2 5.50% 7/1/35 (AMBAC)	2,100,000	2,156,259
Un-Refunded Balance Series I 5.25% 7/1/33	15,500,000	13,712,850
		37,896,253
Local General Obligation Bonds – 0.80%
Bethel Park School District 5.10% 8/1/33	3,000,000	3,075,000
Greater Johnstown School District
Series C 5.125% 8/1/25 (NATL-RE)	1,000,000	1,013,210
		4,088,210
§Pre-Refunded Bonds – 4.33%
Allegheny County Redevelopment Authority Tax Increment
Revenue (Waterfront Project) Series B
6.40% 12/15/18-10	1,500,000	1,620,240
Lancaster Industrial Development Authority Revenue
(Garden Spot Village Project) Series A
7.625% 5/1/31-10	1,650,000	1,745,783
Pennsylvania Higher Education Assistance Agency Capital
Acquisition 5.875% 12/15/30-10 (NATL-RE)	7,385,000	7,864,287

Statement of net assets
Delaware Tax-Free Pennsylvania Fund

	Principal amount	Value
Municipal Bonds (continued)
§Pre-Refunded Bonds (continued)
Southcentral General Authority Revenue
(Welllspan Health Obligated Project)
5.625% 5/15/26-11	$10,000,000	$10,901,799
		22,132,109
Special Tax Revenue Bonds – 3.34%
Allegheny County Redevelopment Authority Tax Increment
Revenue (Waterfront Project) Series B 6.00% 12/15/10	300,000	307,650
Guam Government Limited Obligation Revenue
(Section 30) Series A
5.625% 12/1/29	95,000	95,101
5.75% 12/1/34	3,170,000	3,199,006
Puerto Rico Sales Tax Financing Revenue First Subordinated
Ω(Capital Appreciation Convertible) Series A 6.75% 8/1/32	10,160,000	7,111,999
Series A 5.75% 8/1/37	5,620,000	5,777,922
• Washington County Redevelopment Authority Revenue
(Victory Centre Project-Tanger) Series A 5.45% 7/1/35	1,000,000	607,190
		17,098,868
State General Obligation Bonds – 1.70%
Pennsylvania First Series 5.00% 3/15/28	5,000,000	5,384,950
Puerto Rico Commonwealth Public Improvement
Refunding Series A 5.25% 7/1/15	3,250,000	3,320,103
		8,705,053
Transportation Revenue Bonds – 10.39%
Allegheny County Airport Revenue Refunding
(Pittsburgh International Airport Project) Series A
5.75% 1/1/14 (NATL-RE) (AMT)	6,910,000	7,243,408
Delaware River Port Authority (Pennsylvania &
New Jersey Port District Project) Series B
5.70% 1/1/21 (FSA)	8,560,000	8,592,784
Erie Western Port Authority General Revenue
6.25% 6/15/10 (AMT)	265,000	264,616
Lehigh Northampton Airport Authority Revenue
(Lehigh Valley Airport Project) Series A
6.00% 5/15/25 (NATL-RE) (AMT)	1,525,000	1,511,077
6.00% 5/15/30 (NATL-RE) (AMT)	2,700,000	2,652,642

	Principal amount	Value
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Pennsylvania Economic Development Financing Authority
Exempt Facilities Revenue (Amtrak Project) Series A
6.375% 11/1/41 (AMT)	$5,000,000	$4,592,850
Pennsylvania Economic Development Financing Authority
Revenue (30th Street Station Garage Project)
5.875% 6/1/33 (ACA) (AMT)	4,500,000	4,026,915
Pennsylvania Turnpike Commission Revenue
Series R 5.00% 12/1/30 (AMBAC)	2,500,000	2,525,525
Sub-Series A 5.00% 6/1/39 (ASSURED GTY)	3,000,000	3,048,390
Sub-Series B 5.25% 6/1/39	5,700,000	5,800,548
Philadelphia Industrial Development Authority Revenue
(Sub-Air Cargo Project) Series A
7.50% 1/1/25 (AMT)	2,500,000	2,154,800
Philadelphia Airport Revenue Refunding Series A
5.375% 6/15/29 (ASSURED GTY)	4,030,000	4,189,427
Puerto Rico Commonwealth Highway & Transportation
Authority Revenue
Series AA 5.50% 7/1/18 (NATL-RE)	4,000,000	4,139,680
Un-Refunded Balance Series G
5.00% 7/1/33	1,030,000	910,901
5.00% 7/1/42	1,720,000	1,485,289
		53,138,852
Water & Sewer Revenue Bonds – 2.92%
Cambridge Area Joint Authority Guaranteed Sewer Revenue
5.625% 12/1/28	1,150,000	1,056,793
6.00% 12/1/37	1,000,000	884,140
Philadelphia Water & Waste Revenue Refunding
5.25% 12/15/14 (AMBAC)	11,900,000	13,014,078
		14,955,011
Total Municipal Bonds (cost $494,893,342)		502,586,512

Total Value of Securities – 98.27%
(cost $494,893,342)		502,586,512
Receivables and Other Assets
Net of Liabilities – 1.73%		8,823,455
Net Assets Applicable to 65,591,162
Shares Outstanding – 100.00%		$511,409,967

Statement of net assets
Delaware Tax-Free Pennsylvania Fund

Net Asset Value – Delaware Tax-Free Pennsylvania Fund
Class A ($493,337,917 / 63,273,790 Shares)	$7.80
Net Asset Value – Delaware Tax-Free Pennsylvania Fund
Class B ($5,190,624 / 665,884 Shares)	$7.80
Net Asset Value – Delaware Tax-Free Pennsylvania Fund
Class C ($12,881,426 / 1,651,488 Shares)	$7.80

Components of Net Assets at August 31, 2009:
Shares of beneficial interest (unlimited authorization – no par)	$497,811,542
Undistributed net investment income	127,242
Accumulated net realized gain on investments	5,778,013
Net unrealized appreciation of investments	7,693,170
Total net assets	$511,409,967

^	Zero coupon security. The rate shown is the yield at the time of purchase.
§

Pre-Refunded Bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 9 in “Notes to financial statements.”

•	Variable rate security. The rate shown is the rate as of August 31, 2009.

ΩStep coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.

Summary of abbreviations:
ACA — Insured by American Capital Access
AMBAC — Insured by the AMBAC Assurance Corporation
AMT — Subject to Alternative Minimum Tax
ASSURED GTY — Insured by the Assured Guaranty Corporation
FGIC — Insured by the Financial Guaranty Insurance Company
FSA — Insured by Financial Security Assurance
GNMA — Government National Mortgage Association collateral
NATL-RE — Insured by the National Public Finance Guarantee Corporation
RADIAN — Insured by Radian Asset Assurance

Net Asset Value and Offering Price Per Share –
Delaware Tax-Free Pennsylvania Fund
Net asset value Class A (A)	$7.80
Sales charge (4.50% of offering price) (B)	0.37
Offering price	$8.17

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $100,000 or more.

See accompanying notes

Statement of operations
Delaware Tax-Free Pennsylvania Fund	Six Months Ended August 31, 2009 (Unaudited)

Investment Income:
Interest		$13,459,912

Expenses:
Management fees	$1,369,162
Distribution expenses – Class A	676,660
Distribution expenses – Class B	26,889
Distribution expenses – Class C	61,675
Dividend disbursing and transfer agent fees and expenses	135,960
Accounting and administration expenses	99,591
Legal fees	41,683
Reports and statements to shareholders	26,309
Audit and tax	21,659
Trustees’ fees	18,554
Registration fees	10,520
Insurance fees	8,174
Pricing fees	5,570
Custodian fees	4,832
Consulting fees	3,487
Dues and services	1,560
Trustees’ expenses	1,291	2,513,576
Less fees waived		(42,718)
Less waived distribution expenses – Class A		(107,882)
Total operating expenses		2,362,976
Net Investment Income		11,096,936

Net Realized and Unrealized Gain on Investments:
Net realized gain on investments		8,729,534
Net change in unrealized appreciation/depreciation of investments		16,170,539
Net Realized and Unrealized Gain on Investments		24,900,073

Net Increase in Net Assets Resulting from Operations		$35,997,009

See accompanying notes

Statements of changes in net assets
Delaware Tax-Free Pennsylvania Fund

	Six Months	Year
	Ended	Ended
	8/31/09	2/28/09
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$11,096,936	$21,733,374
Net realized gain on investments	8,729,534	1,269,796
Net change in unrealized
appreciation/depreciation of investments	16,170,539	(14,473,774)
Net increase in net assets resulting from operations	35,997,009	8,529,396

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(10,646,722)	(21,123,405)
Class B	(99,010)	(233,452)
Class C	(226,954)	(373,525)
	(10,972,686)	(21,730,382)

Capital Share Transactions:
Proceeds from shares sold:
Class A	14,498,682	36,862,816
Class B	17,361	82,492
Class C	1,460,077	3,715,629

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	6,379,731	13,004,651
Class B	54,019	130,127
Class C	181,135	303,977
	22,591,005	54,099,692

	Six Months	Year
	Ended	Ended
	8/31/09	2/28/09
	(Unaudited)
Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	$(20,412,007)	$(66,950,096)
Class B	(685,754)	(2,048,816)
Class C	(1,019,396)	(1,872,451)
	(22,117,157)	(70,871,363)
Increase (decrease) in net assets derived from
capital share transactions	473,848	(16,771,671)
Net Increase (Decrease) in Net Assets	25,498,171	(29,972,657)

Net Assets:
Beginning of period	485,911,796	515,884,453
End of period (including undistributed net investment
income of $127,242 and $2,992, respectively)	$511,409,967	$485,911,796

See accompanying notes

Financial highlights
Delaware Tax-Free Pennsylvania Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets excluding interest and fees on short-term floating rate notes issued
Interest and fees on short-term floating rate notes issued
Total expenses[3]
Ratio of expenses to average net assets excluding interest and fees on short-term floating rate notes issued prior to fees waived and expense paid indirectly
Interest and fees on short-term floating rate notes issued
Total expenses prior to fees waived and expense paid indirectly[3]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.

[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers by the manager and distributor, as applicable. Performance would have been lower had the waivers not been in effect.

See accompanying notes

Six Months Ended	Year Ended
8/31/09[1]	2/28/09	2/29/08	2/28/07	2/28/06	2/28/05
(Unaudited)
$7.410	$7.610	$8.140	$8.110	$8.140	$8.250

0.172	0.329	0.327	0.337	0.347	0.365
0.388	(0.200)	(0.517)	0.033	(0.030)	(0.110)
0.560	0.129	(0.190)	0.370	0.317	0.255

(0.170)	(0.329)	(0.340)	(0.340)	(0.347)	(0.365)
(0.170)	(0.329)	(0.340)	(0.340)	(0.347)	(0.365)

$7.800	$7.410	$7.610	$8.140	$8.110	$8.140

7.64%	1.70%	(2.44% )	4.68%	3.97%	3.23%

$493,338	$468,737	$498,583	$553,230	$570,329	$599,172

0.92%	0.90%	0.90%	0.91%	0.82%	0.83%
0.00%	0.00%	0.11%	0.11%	0.09%	0.06%
0.92%	0.90%	1.01%	1.02%	0.91%	0.89%

0.98%	0.96%	0.96%	0.97%	0.86%	0.87%
0.00%	0.00%	0.11%	0.11%	0.09%	0.06%
0.98%	0.96%	1.07%	1.08%	0.95%	0.93%
4.48%	4.34%	4.21%	4.18%	4.27%	4.54%

4.42%	4.28%	4.15%	4.12%	4.23%	4.50%
66%	24%	7%	10%	13%	11%

3 Total expenses and total expenses prior to fees waived and expense paid indirectly include interest and related expenses which include, but are not limited to, interest expense, remarketing fees, liquidity fees, and trustees’ fees in connection with the Fund’s participation in inverse floater programs. See Notes 1 and 7 in “Notes to financial statements.”

Financial highlights
Delaware Tax-Free Pennsylvania Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets excluding interest and fees on short-term floating rate notes issued
Interest and fees on short-term floating rate notes issued
Total expenses[3]
Ratio of expenses to average net assets excluding interest and fees on short-term floating rate notes issued prior to fees waived and expense paid indirectly
Interest and fees on short-term floating rate notes issued
Total expenses prior to fees waived and expense paid indirectly[3]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.

[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months Ended	Year Ended
8/31/09[1]	2/28/09	2/29/08	2/28/07	2/28/06	2/28/05
(Unaudited)
$7.410	$7.610	$8.130	$8.110	$8.140	$8.250

0.143	0.271	0.276	0.275	0.285	0.303
0.388	(0.200)	(0.517)	0.023	(0.030)	(0.110)
0.531	0.071	(0.241)	0.298	0.255	0.193

(0.141)	(0.271)	(0.279)	(0.278)	(0.285)	(0.303)
(0.141)	(0.271)	(0.279)	(0.278)	(0.285)	(0.303)

$7.800	$7.410	$7.610	$8.130	$8.110	$8.140

7.23%	0.92%	(3.07% )	3.76%	3.17%	2.44%

$5,191	$5,543	$7,540	$11,660	$17,762	$23,235

1.68%	1.67%	1.67%	1.68%	1.59%	1.61%
0.00%	0.00%	0.11%	0.11%	0.09%	0.06%
1.68%	1.67%	1.78%	1.79%	1.68%	1.67%

1.70%	1.69%	1.69%	1.70%	1.59%	1.61%
0.00%	0.00%	0.11%	0.11%	0.09%	0.06%
1.70%	1.69%	1.80%	1.81%	1.68%	1.67%
3.72%	3.57%	3.44%	3.41%	3.50%	3.76%

3.70%	3.55%	3.42%	3.39%	3.50%	3.76%
66%	24%	7%	10%	13%	11%

3 Total expenses and total expenses prior to fees waived and expense paid indirectly include interest and related expenses which include, but are not limited to, interest expense, remarketing fees, liquidity fees, and trustees’ fees in connection with the Fund’s participation in inverse floater programs. See Notes 1 and 7 in “Notes to financial statements.”

Financial highlights
Delaware Tax-Free Pennsylvania Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets excluding interest and fees on short-term floating rate notes issued
Interest and fees on short-term floating rate notes issued
Total expenses[3]
Ratio of expenses to average net assets excluding interest and fees on short-term floating rate notes issued prior to fees waived and expense paid indirectly
Interest and fees on short-term floating rate notes issued
Total expenses prior to fees waived and expense paid indirectly[3]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.

[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months Ended	Year Ended
8/31/09[1]	2/28/09	2/29/08	2/28/07	2/28/06	2/28/05
(Unaudited)
$7.420	$7.610	$8.140	$8.110	$8.140	$8.250

0.143	0.271	0.276	0.275	0.284	0.302
0.378	(0.190)	(0.527)	0.033	(0.030)	(0.110)
0.521	0.081	(0.251)	0.308	0.254	0.192

(0.141)	(0.271)	(0.279)	(0.278)	(0.284)	(0.302)
(0.141)	(0.271)	(0.279)	(0.278)	(0.284)	(0.302)

$7.800	$7.420	$7.610	$8.140	$8.110	$8.140

7.08%	1.06%	(3.19% )	3.88%	3.17%	2.43%

$12,881	$11,632	$9,761	$8,410	$7,950	$6,857

1.68%	1.67%	1.67%	1.68%	1.59%	1.61%
0.00%	0.00%	0.11%	0.11%	0.09%	0.06%
1.68%	1.67%	1.78%	1.79%	1.68%	1.67%

1.70%	1.69%	1.69%	1.70%	1.59%	1.61%
0.00%	0.00%	0.11%	0.11%	0.09%	0.06%
1.70%	1.69%	1.80%	1.81%	1.68%	1.67%
3.72%	3.57%	3.44%	3.41%	3.50%	3.76%

3.70%	3.55%	3.42%	3.39%	3.50%	3.76%
66%	24%	7%	10%	13%	11%

3 Total expenses and total expenses prior to fees waived and expense paid indirectly include interest and related expenses which include, but are not limited to, interest expense, remarketing fees, liquidity fees, and trustees’ fees in connection with the Fund’s participation in inverse floater programs. See Notes 1 and 7 in “Notes to financial statements.”

Notes to financial statements
Delaware Tax-Free Pennsylvania Fund	August 31, 2009 (Unaudited)

Delaware Group® State Tax-Free Income Trust (Trust) is organized as a Delaware statutory trust and offers one series: Delaware Tax-Free Pennsylvania Fund (Fund). The Trust is an open-end investment company. The Fund is considered non-diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B and Class C shares. Class A shares are sold with a maximum front-end sales charge of up to 4.50%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares may only be purchased through dividend reinvestment and certain permitted exchanges. Prior to June 1, 2007, Class B shares were sold with a CDSC that declined from 4% to zero depending upon the period of time the shares were held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a CDSC of 1%, if redeemed during the first twelve months.

The investment objective of Delaware Tax-Free Pennsylvania Fund is to seek a high level of current interest income exempt from federal income tax and certain Pennsylvania state and local taxes, consistent with the preservation of capital.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation — Debt securities are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended February 28, 2006 – February 28, 2009), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting — Investment income and common expenses are allocated to the various classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Interest and Related Expenses — Interest and related expenses include, but are not limited to, interest expense, remarketing fees, liquidity fees, and trustees’ fees from the Fund’s participation in inverse floater programs where the Fund has transferred its own bonds to a trust that issues floating rate securities with an aggregate principal amount equal to the principal of the transferred bonds. In conveyance of the bond, the Fund receives the inverse floating rate securities and cash from the trust. As a result of certain rights retained by the Fund, the transfer of the bond is not considered a sale, but rather a form of financing for accounting purposes whereby the cash received is recorded as a liability and interest expense is recorded based on the interest rate of the floating rate securities. Remarketing fees, liquidity fees, and trustees’ fees expenses are recorded on the accrual basis.

The Fund sold out of its inverse floater position on March 14, 2008.

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the period ended August 31, 2009.

Notes to financial statements
Delaware Tax-Free Pennsylvania Fund

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.55% on the first $500 million of average daily net assets of the Fund, 0.50% on the next $500 million, 0.45% on the next $1.5 billion, and 0.425% on average daily net assets in excess of $2.5 billion.

Prior to July 1, 2009, DMC had contractually agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that annual operating expenses, (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, brokerage fees, certain insurance costs and nonroutine expenses or costs including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, nonroutine expenses)), did not exceed 0.67% of average daily net assets. For purposes of these waivers and reimbursements, nonroutine expenses may also include such additional costs and expenses, as may be agreed upon from time to time by the Fund’s Board and DMC. These expense waivers and reimbursements applied only to expenses paid directly by the Fund. Currently there is no waiver in place.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the six months ended August 31, 2009, the Fund was charged $12,449 for these services.

DSC also provides dividend disbursing and transfer agency services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of the Class B and C shares. The Board has adopted a formula for calculating 12b-1 plan fees for the Fund’s Class A shares that went into effect on June 1, 1992. The total 12b-1 expenses to be paid by Class A shareholders of the Fund will be sum of 0.10% of the average daily net assets representing shares that were acquired prior to June 1, 1992 and 0.30% of the average daily net assets representing shares that were acquired on or after June 1, 1992. All Class A shareholders will bear 12b-1 fees at the same rate, the blended rate based upon the allocation of the 0.10% and 0.30% rates described above. DDLP has contracted to limit distribution and service fees through June 30, 2010, in order to prevent distribution and service fees of the Class A shares from exceeding 0.25% of average daily net assets. This contractual waiver is applied to the shares of the Fund that were acquired on or after June 1, 1992 in calculating the applicable 12b-1 fee rate.

At August 31, 2009, the Fund had liabilities payable to affiliates as follows:

Investment management fee payable to DMC	$235,679
Dividend disbursing, transfer agent and fund accounting
oversight fees and other expenses payable to DSC	18,437
Distribution fees payable to DDLP	112,538
Other expenses payable to DMC and affiliates*	9,479

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Fund by DMC and/or its affiliates’ employees. For the six months ended August 31, 2009, the Fund was charged $ 23,519 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

For the six months ended August 31, 2009, DDLP earned $27,314 for commissions on sales of the Fund’s Class A shares. For the six months ended August 31, 2009, DDLP received gross CDSC commissions of $-, $1,923 and $343 on redemption of the Fund’s Class A, Class B and Class C shares, respectively, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustee’s of the Trust. These officers and Trustees are paid no compensation by the Fund.

3. Investments

For the six months ended August 31, 2009, the Fund made purchases of $161,767,633 and sales of $163,181,490 of investment securities other than short-term investments.

At August 31, 2009, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At August 31, 2009, the cost of investments was $494,893,342. At August 31, 2009, net unrealized appreciation was $7,693,170, of which $20,462,950 related to unrealized appreciation of investments and $12,769,780 related to unrealized depreciation of investments.

The Fund applies Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. FAS 157 also establishes a framework for measuring fair value, and

Notes to financial statements
Delaware Tax-Free Pennsylvania Fund

3. Investments (continued)

a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets

Level 2 – inputs are observable, directly or indirectly

Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the FAS 157 fair value hierarchy levels as of August 31, 2009:

Municipal Bonds
Level 1	$—
Level 2	502,586,512
Level 3	—
Total	$502,586,512

There were no Level 1 and Level 3 securities at the beginning or end of the period.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended August 31, 2009 and the year ended February 28, 2009 was as follows:

	Six Months	Year
	Ended	Ended
	8/31/09*	2/28/09
Ordinary income	$51,608	$52,564
Tax-exempt income	10,921,078	21,677,818
Total	$10,972,686	$21,730,382

*Tax information for the period ended August 31, 2009 is an estimate and the tax character of dividends and distributions may be redesignated at the fiscal year end.

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of August 31, 2009, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$497,811,542
Distribution payable	(492,287)
Undistributed tax-exempt income	619,529
Realized gain 3/1/09 – 8/31/09	8,729,534
Capital loss carryforwards	(2,951,521)
Unrealized appreciation of investments	7,693,170
Net assets	$511,409,967

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at February 28, 2009 will expire as follows: $1,161,652 expires in 2010, $316,507 expires in 2014, $338,753 expires in 2016 and $1,134,609 expires in 2017.

For the six months ended August 31, 2009, the Fund had capital gains of $8,729,534, which may reduce the capital loss carryforwards.

6. Capital Shares

Transactions in capital shares were as follows:

	Six Months	Year
	Ended	Ended
	8/31/09	2/28/09
Shares sold:
Class A	1,918,757	4,905,093
Class B	2,308	10,562
Class C	193,085	491,467

Shares issued upon reinvestment of dividends and distributions:
Class A	841,035	1,720,112
Class B	7,123	17,183
Class C	23,872	40,302
	2,986,180	7,184,719

Shares repurchased:
Class A	(2,706,713)	(8,912,828)
Class B	(91,315)	(270,853)
Class C	(133,690)	(245,694)
	(2,931,718)	(9,429,375)
Net increase (decrease)	54,462	(2,244,656)

Notes to financial statements
Delaware Tax-Free Pennsylvania Fund

6. Capital Shares (continued)

For the six months ended August 31, 2009 and the year ended February 28, 2009, 48,840 Class B shares were converted to 48,840 Class A shares valued at $362,794 and 110,983 Class B shares were converted to 110,963 Class A shares valued at $843,390, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the statements of changes in net assets.

7. Inverse Floaters

The Fund may participate in inverse floater programs where the Fund transfers its own bonds to a trust that issues floating rate securities and inverse floating rate securities (inverse floaters) with an aggregate principal amount equal to the principal of the transferred bonds. The inverse floaters received by the Fund are derivative tax-exempt obligations with floating or variable interest rates that move in the opposite direction of short-term interest rates, usually at an accelerated speed. Consequently, the market values of the inverse floaters will generally be more volatile than other tax-exempt investments. The Fund typically uses inverse floaters to adjust the duration of its portfolio. Duration measures a portfolio’s sensitivity to changes in interest rates. By holding inverse floaters with a different duration than the underlying bonds that the Fund transferred to the trust, the Fund seeks to adjust its portfolio’s sensitivity to changes in interest rates. The Fund may also invest in inverse floaters to add additional income to the Fund or to adjust the Fund’s exposure to a specific segment of the yield curve. The Fund sold out of its inverse floater position on March 14, 2008.

8. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), participates in a $35,000,000 revolving line of credit with The Bank of New York Mellon (BNY Mellon) to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The agreement expires on November 17, 2009. The Fund had no amounts outstanding as of August 31, 2009, or at any time during the period then ended.

9. Credit and Market Risk

The Fund concentrates its investments in securities issued by Pennsylvania municipalities. The value of these investments may be adversely affected by new legislation within Pennsylvania, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Fund. At August 31, 2009, 18.25% of the Fund’s net assets were insured by bond insurers. These securities have been identified in the statement of net assets.

The Fund may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a “current refunding.” Advance refunded bonds are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are “escrowed to maturity” when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered “pre-refunded” when the refunding issue’s proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become “defeased” when the rights and interests of the bondholders and their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody’s Investors Service, Inc., Standard & Poor’s Ratings Group, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of August 31, 2009, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures.

10. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

Notes to financial statements
Delaware Tax-Free Pennsylvania Fund

11. Sale of Delaware Investments to Macquarie Group

On August 18, 2009, Lincoln National Corporation (the parent company of Delaware Investments) and Macquarie Group (Macquarie) entered into an agreement pursuant to which Delaware Investments, including DMC, DDLP, and DSC, will be acquired by Macquarie, an Australia-based global provider of banking, financial, advisory, investment and funds management services (the Transaction). Upon completion of the Transaction, DMC, DDLP and DSC will be wholly-owned subsidiaries of Macquarie.

The Transaction will result in a change of control of DMC which, in turn, will cause the termination of the investment advisory agreement between DMC and the Fund. As a result, a Special Meeting of Shareholders (the Meeting) of the Fund will be scheduled for the purpose of asking shareholders to approve a new investment advisory agreement between DMC and the Fund (the New Agreement). If approved by shareholders, the New Agreement will take effect upon the closing of the Transaction, which is currently anticipated to occur in the fourth quarter of 2009. Shareholders of the Fund will receive proxy materials including more detailed information about the Meeting, the Transaction and the proposed New Agreement.

12. Subsequent Events

Effective August 31, 2009, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 165, Subsequent Events (FAS 165). In accordance with FAS 165, management has evaluated whether any events or transactions occurred subsequent to August 31, 2009 through October 19, 2009, the date of issuance of the Fund’s financial statements, and determined that there were no material events or transactions other than those already diclosed that would require recognition or disclosure in the Fund’s financial statements.

Other Fund information
(Unaudited)
Delaware Tax-Free Pennsylvania Fund

Board Consideration of Delaware Tax-Free Pennsylvania Fund Investment Advisory Agreement

At a meeting held on May 19-21, 2009 (the “Annual Meeting”), the Board of Trustees (the “Board”), including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreement for the Delaware Tax-Free Pennsylvania Fund (the “Fund”). In making its decision, the Board considered information furnished specifically in connection with the renewal of the Investment Advisory Agreement with Delaware Management Company (“DMC”), which included materials provided by DMC and its affiliates (“Delaware Investments”) concerning, among other things, the nature, extent and quality of services provided to the Fund, the costs of such services to the Fund, economies of scale and the financial condition and profitability of Delaware Investments. Reference was made to information furnished at regular quarterly Board meetings, including reports detailing Fund performance, investment strategies and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory and sub-advisory contracts. In addition, in connection with the Annual Meeting, reports were provided in February 2009 and included independent historical and comparative reports prepared by Lipper Inc. (“Lipper”), an independent statistical compilation organization. The Lipper reports compared the Fund’s investment performance and expenses with those of other comparable mutual funds. The independent Trustees reviewed and discussed the Lipper reports with counsel to the independent Trustees. The Board requested and received information regarding DMC’s policy with respect to advisory fee levels and its breakpoint philosophy; the structure of portfolio manager compensation; the investment manager’s profitability; and any constraints or limitations on the availability of securities in certain investment styles which had in the past year inhibited, or which were likely in the future to inhibit, DMC’s ability to invest fully in accordance with Fund policies.

In considering information relating to the approval of the Fund’s advisory agreement, the independent Trustees received assistance and advice from and met separately with counsel to the independent Trustees. Although the Board gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board during its contract renewal considerations.

Nature, Extent and Quality of Service. The Board considered the services provided by Delaware Investments to the Fund and its shareholders. In reviewing the nature, extent and quality of services, the Board considered reports furnished to it throughout the year, which covered matters such as the relative performance of the Fund, compliance of portfolio managers with the investment policies, strategies and restrictions for the Fund, compliance by DMC and Delaware Distributors, L.P. (together, “Management”) personnel with the Code of Ethics adopted throughout the Delaware Investments Family of Funds complex and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of the Fund’s investment advisor and the emphasis placed on research in the investment process. The Board gave favorable consideration to DMC’s efforts to control expenditures while maintaining service levels committed to fund matters. The Board also considered the transfer agent and shareholder services provided to Fund shareholders by DMC’s affiliate, Delaware Service Company, Inc. (“DSC”), noting DSC’s high level

Other Fund information
(Unaudited)
Delaware Tax-Free Pennsylvania Fund

Board Consideration of Delaware Tax-Free Pennsylvania Fund Investment Advisory Agreement (continued)

of service. The Board noted that Management finished upgrading investment accounting functions through outsourcing to improve the quality and lower the cost of delivering investment accounting services to the Fund. The Board once again noted the benefits provided to Fund shareholders through each shareholder’s ability to exchange an investment in one Delaware Investments fund for the same class of shares in another Delaware Investments fund without a sales charge, to reinvest Fund dividends into additional shares of the Fund or into additional shares of other Delaware Investments funds and the privilege to combine holdings in other Delaware Investments funds to obtain a reduced sales charge. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

Investment Performance. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. Although the Board gave appropriate consideration to performance reports and discussions with portfolio managers at Board meetings throughout the year, the Board gave particular weight to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for the Fund showed the investment performance of its Class A shares in comparison to a group of similar funds as selected by Lipper (the “Performance Universe”). A fund with the best performance ranked first, and a fund with the poorest performance ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25%, the second quartile; the next 25%, the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Fund was shown for the past one-, three-, five- and ten-year periods ended December 31, 2008. The Board’s objective is that the Fund’s performance for the periods considered be at or above the median of its Performance Universe. The following paragraph summarizes the performance results for the Fund and the Board’s view of such performance.

The Performance Universe for the Fund consisted of the Fund and all retail and institutional Pennsylvania municipal debt funds as selected by Lipper. The Lipper report comparison showed that the Fund’s total return for the one-, three-, five- and ten-year periods was in the first quartile of its Performance Universe. The Board was satisfied with performance.

Comparative Expenses. The Board considered expense comparison data for the Delaware Investments Family of Funds. Management provided the Board with information on pricing levels and fee structures for the Fund as of October 31, 2008 and, for comparative funds, information as of their respective fiscal year end occurring on or before August 31, 2008. The Board also focused on the comparative analysis of effective management fees and total expense ratios of the Fund versus effective management fees and expense ratios of a group of similar funds as selected by Lipper (the “Expense Group”). In reviewing comparative costs, the Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) within the Expense Group, taking into account any applicable breakpoints and fee waivers. The

Fund’s total expenses were also compared with those of its Expense Group. The Lipper total expenses, for comparative consistency, were shown by Lipper for Class A shares and comparative total expenses including 12b-1 and non 12b-1 service fees. The Board considered fees paid to Delaware Investments for nonmanagement services. The Board’s objective is to limit the Fund’s total expense ratio to be competitive with that of the Expense Group. The following paragraph summarizes the expense results for the Fund and the Board’s view of such expenses.

The expense comparisons for the Fund showed that its actual management fee and total expenses were in the quartile with the second highest expenses of its Expense Group. The Board noted that the Fund’s total expenses were not in line with the Board’s objective. In evaluating total expenses, the Board considered fee waivers in place through June 2009 and various initiatives implemented by Management, such as the outsourcing of certain transfer agency and investment accounting services, creating an opportunity for a reduction in expenses. The Board was satisfied with Management’s efforts to improve the Fund’s total expense ratio and bring it in line with the Board’s objective.

Management Profitability. The Board considered the level of profits realized by Delaware Investments in connection with the operation of the Fund. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments’ business in providing management and other services to each of the individual funds and the Delaware Investments Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflect recent operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments’ efforts to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide Securities and Exchange Commission initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. The Board found that the management fees were reasonable in light of the services rendered and the level of profitability of Delaware Investments.

Economies of Scale. The Trustees considered whether economies of scale are realized by Delaware Investments as the Fund’s assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees reviewed the standardized advisory fee pricing and structure, approved by the Board and shareholders, which includes breakpoints. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. Breakpoints result in a lower advisory fee than would otherwise be the case on all assets when the asset levels specified are exceeded. The Board noted that the fee under the Fund’s management contract fell within the standard structure. Although the Fund has not reached a size at which it can take advantage of breakpoints, the Board recognized that the fee was structured so that when the Fund grows, economies of scale may be shared.

About the organization

Board of trustees

Patrick P. Coyne
Chairman, President, and
Chief Executive Officer
Delaware Investments®
Family of Funds
Philadelphia, PA

Thomas L. Bennett
Private Investor
Rosemont, PA

John A. Fry
President
Franklin & Marshall
College
Lancaster, PA

	Anthony D. Knerr Founder and Managing Director Anthony Knerr & Associates New York, NY Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. Philadelphia, PA	Ann R. Leven Consultant ARL Associates New York, NY Thomas F. Madison President and Chief Executive Officer MLM Partners, Inc. Minneapolis, MN	Janet L. Yeomans Vice President and Treasurer 3M Corporation St. Paul, MN J. Richard Zecher Founder Investor Analytics Scottsdale, AZ

Affiliated officers

David F. Connor Vice President, Deputy General Counsel, and Secretary Delaware Investments Family of Funds Philadelphia, PA	Daniel V. Geatens Vice President and Treasurer Delaware Investments Family of Funds Philadelphia, PA	David P. O’Connor Senior Vice President, General Counsel, and Chief Legal Officer Delaware Investments Family of Funds Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Investments Family of Funds Philadelphia, PA

This semiannual report is for the information of Delaware Tax-Free Pennsylvania Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Tax-Free Pennsylvania Fund and the Delaware Investments Fund profile for the most recently completed calendar quarter. These documents are available at www.delawareinvestments.com.

The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the investment company. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the investment company will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s Web site at www.sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Fund’s Schedule of Investments are available without charge on the Fund’s Web site at www.delawareinvestments.com. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s Web site at www.delawareinvestments.com; and (ii) on the Commission’s Web site at www.sec.gov.

Item 2. Code of Ethics

     Not applicable.

Item 3. Audit Committee Financial Expert

     Not applicable.

Item 4. Principal Accountant Fees and Services

     Not applicable.

Item 5. Audit Committee of Listed Registrants

     Not applicable.

Item 6. Investments

     (a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

     (b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

     Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

     Not applicable.

Item 11. Controls and Procedures

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)	(1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

DELAWARE GROUP® STATE TAX-FREE INCOME TRUST

PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	November 4, 2009

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	November 4, 2009

RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	November 4, 2009